Summary of Range of Options Outstanding and Exercisable (Details)	3 Months Ended
	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	8,236,668	6,030,076	3,016,200	0
Options Outstanding, Weighted Average Exercise Price	$ 3.18	$ 3.42	$ 4.97	$ 0
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 7 months 28 days
Options Exercisable, Number of Options Exercisable | shares	6,238,209
Options Exercisable, Weighted Average Exercise Price	$ 3.28
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Exercise Price Range 1 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,450,929
Options Outstanding, Weighted Average Exercise Price	$ 1.38
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 11 months 19 days
Options Exercisable, Number of Options Exercisable | shares	2,450,929
Options Exercisable, Weighted Average Exercise Price	$ 1.38
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 11 months 19 days
Exercise Price Range 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.00
Exercise Price Range 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 1.99
Exercise Price Range 2 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	2,368,708
Options Outstanding, Weighted Average Exercise Price	$ 2.44
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 2 days
Options Exercisable, Number of Options Exercisable | shares	633,764
Options Exercisable, Weighted Average Exercise Price	$ 2.44
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 2 days
Exercise Price Range 2 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.00
Exercise Price Range 2 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.99
Exercise Price Range 3 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	17,514
Options Outstanding, Weighted Average Exercise Price	$ 3.06
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Options Exercisable, Number of Options Exercisable | shares	8,757
Options Exercisable, Weighted Average Exercise Price	$ 3.06
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Exercise Price Range 3 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.00
Exercise Price Range 3 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 3.99
Exercise Price Range 4 [Member]
IfrsStatementLineItems [Line Items]
Options Outstanding, Number of Options Outstanding | shares	894,517
Options Outstanding, Weighted Average Exercise Price	$ 4.66
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 2 days
Options Exercisable, Number of Options Exercisable | shares	639,759
Options Exercisable, Weighted Average Exercise Price	$ 4.66
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 10 months 2 days
Exercise Price Range 4 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.00
Exercise Price Range 4 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	4.99
Exercise Price Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 5.00
Options Outstanding, Number of Options Outstanding | shares	2,505,000
Options Outstanding, Weighted Average Exercise Price	$ 5.00
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 2 months 4 days
Options Exercisable, Number of Options Exercisable | shares	2,505,000
Options Exercisable, Weighted Average Exercise Price	$ 5.00
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 2 months 4 days